Cover	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 06, 2022
Entity Registrant Name	CARTER BANKSHARES, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-39731
Entity Tax Identification Number	85-3365661
Entity Address, Address Line One	1300 Kings Mountain Road
Entity Address, City or Town	Martinsville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24112
City Area Code	276
Local Phone Number	656-1776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	CARE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001829576
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Amendment Flag	false